Other Financial Assets At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2020	2019
	£m	£m
Loans and advances to customers:
Loans to housing associations	13	12
Other loans	86	80
	99	92
Debt securities	109	294
Equity securities	—	—
Reverse repurchase agreements - non trading	—	—
	208	386